Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income [abstract]
Accumulated Other Comprehensive Income

NOTE 17. ACCUMULATED OTHER COMPREHENSIVE INCOME

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Tax Benefit Related to Net Investment Hedge of Long-Term Debt	Accumulated Other Comprehensive Income
December 31, 2023	$545,637	$(403,559)	$5,398	$147,476
Other comprehensive income (loss)	119,821	(69,027)	750	51,544
December 31, 2024	665,458	(472,586)	6,148	199,020
Other comprehensive income (loss)	(68,830)	34,830	—	(34,000)
December 31, 2025	$596,628	$(437,756)	$6,148	$165,020